WARRANTY LIABILITY	12 Months Ended
Feb. 02, 2018
Product Warranties Disclosures [Abstract]
WARRANTY LIABILITY
WARRANTY LIABILITY

The Company records a liability for its standard limited warranties at the time of sale for the estimated costs that may be incurred. The liability for standard warranties is included in accrued and other current liabilities and other non-current liabilities in the Consolidated Statements of Financial Position.

Changes in the Company's liability for standard limited warranties are presented in the following table for the periods indicated.

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Warranty liability:
Warranty liability at beginning of period	$604	$574
Warranty liability assumed through EMC merger transaction	—	125
Costs accrued for new warranty contracts and changes in estimates for pre-existing warranties (a) (b)	905	852
Service obligations honored	(970)	(947)
Warranty liability at end of period	$539	$604
Current portion	$367	$405
Non-current portion	$172	$199
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(a)
Changes in cost estimates related to pre-existing warranties are aggregated with accruals for new standard warranty contracts. The Company's warranty liability process does not differentiate between estimates made for pre-existing warranties and new warranty obligations.

(b)	Includes the impact of foreign currency exchange rate fluctuations.